THE HENLOPEN FUND

                                QUARTERLY REPORT
                               SEPTEMBER 30, 2001

To My Fellow Shareholders:

For the quarter ended September 30, 2001, The Henlopen Fund declined 20.2%. Annualized returns for the Fund for 1, 3 and 5 years are -38.8%, 8.8% and 7.9%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 13.6%.

The horrific events of September 11, 2001 have impacted every facet of our society, and the long-term implications are still unfolding before us. The immediate financial impact renders moot the question of whether the economy is in recession, an argument that we believe was one of semantics in any case. This impact will become more measurable with the impending flood of third quarter earnings releases. With transportation and logistics hampered and consumers reluctant to spend, few industries will be unscathed.

As market leadership continues to be ephemeral, individual stock-picking continues to be our main focus. For the purposes of general commentary, however, a few industries do seem especially attractive longer-term. Natural gas and coal stocks, frequently mentioned in past reports and well represented in the Fund, should benefit as energy independence has taken on greater importance. The ubiquity and utility of communications technology was also highlighted in the aftermath of the tragedy. While inventory issues persist, growth prospects look bright as demand for voice and video conferencing accelerates.

The stock market, having already discounted an anemic economy into the second half of 2001, is now trying to ascertain the prospects for growth in 2002. Increased costs and reduced productivity in the areas of shipping and supply-chain logistics will act as a form of "security tax" on profit margins next year, while increasingly aggressive monetary policy and impending expansionary fiscal stimuli should spur an increase in revenues. Consumer spending remains a wildcard for next year, as economic and personal security concerns have combined to cause a sharp retrenchment of unknown duration. While the current environment is clouded with fear and uncertainty, history has proven time and again that our economy, like the American spirit, is resilient.

Sincerely yours,

/s/Michael L. Hershey

Michael L. Hershey
President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

  Date        The Henlopen Fund     S&P 500 Index     Lipper Growth Fund Index
  ----        -----------------     -------------     ------------------------
 12/2/92           $10,000             $10,000                $10,000
12/31/92           $10,010             $10,162                $10,204
 3/31/93           $10,821             $10,604                $10,507
 6/30/93           $11,562             $10,654                $10,661
 9/30/93           $12,450             $10,926                $11,173
12/31/93           $12,999             $11,179                $11,426
 3/31/94           $12,760             $10,758                $11,084
 6/30/94           $12,126             $10,804                $10,841
 9/30/94           $12,853             $11,332                $11,373
12/31/94           $12,644             $11,330                $11,246
 3/31/95           $13,583             $12,430                $12,059
 6/30/95           $15,494             $13,613                $13,349
 9/30/95           $17,819             $14,692                $14,563
12/31/95           $17,453             $15,574                $14,918
 3/31/96           $19,233             $16,409                $15,591
 6/30/96           $21,442             $17,144                $16,107
 9/30/96           $21,024             $17,670                $16,566
12/31/96           $21,182             $19,141                $17,527
 3/31/97           $20,072             $19,658                $17,468
 6/30/97           $22,519             $23,083                $20,228
 9/30/97           $28,095             $24,811                $22,301
12/31/97           $25,971             $25,524                $22,450
 3/31/98           $31,183             $29,084                $25,229
 6/30/98           $29,902             $30,041                $25,946
 9/30/98           $23,918             $27,058                $22,985
12/31/98           $30,323             $32,818                $28,216
 3/31/99           $30,744             $34,456                $29,647
 6/30/99           $34,816             $36,885                $31,571
 9/30/99           $34,260             $34,582                $29,936
12/31/99           $49,162             $39,781                $36,103
 3/31/00           $63,069             $40,678                $38,735
 6/30/00           $53,512             $39,597                $37,119
 9/30/00           $50,296             $39,213                $36,626
12/31/00           $40,041             $36,145                $32,176
 3/31/01           $33,035             $31,860                $26,892
 6/30/01           $38,551             $33,724                $28,772
 9/30/01           $30,774             $28,787                $23,228

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                            STATEMENT OF NET ASSETS
                         September 30, 2001 (Unaudited)

 SHARES OR
 PRINCIPAL                                                        QUOTED
  AMOUNT                                                   MARKET VALUE (B)<F3>
 ---------                                                 --------------------

LONG-TERM INVESTMENTS -- 93.8% (A)<F2>

COMMON STOCKS -- 93.1% (A)<F2>

             BASIC MATERIALS -- 2.0%
   150,000   Agrium Inc.                                        $  1,458,000
   100,000   Century Aluminum Co.                                    801,000
                                                                ------------
                                                                   2,259,000

             COAL -- 5.0%
   100,000   Arch Coal, Inc.                                       1,560,000
    50,000   CONSOL Energy Inc.                                    1,071,500
        45   Kentucky River Coal Corp.                               151,110
   200,000   Massey Energy Co.                                     2,930,000
     2,000   Peabody Energy Corp.                                     48,200
                                                                ------------
                                                                   5,760,810

             COMMUNICATIONS -- 8.7%
   175,000   ADC Telecommunications, Inc.                            610,750
   180,000   C-COR.net Corp.                                       1,233,000
   150,000   Enterasys Networks, Inc.                                967,500
    60,000   F5 Networks, Inc.                                       556,800
   200,000   NMS Communications Corp.                                312,000
   130,000   Optibase Ltd.                                           322,400
   375,000   Packeteer, Inc.                                       1,196,250
   110,000   Polycom, Inc.                                         2,680,700
   100,000   Redback Networks Inc.                                   145,000
    76,965   Riverstone Networks, Inc.                               404,066
   301,000   Science Dynamics Corp.                                   36,120
   260,000   Symmetricom, Inc.                                     1,414,400
                                                                ------------
                                                                   9,878,986

             COMPUTER SYSTEMS -- 0.7%
   100,000   Sun Microsystems, Inc.                                  827,000

             CONSTRUCTION SERVICES -- 1.8%
   150,000   Willbros Group, Inc.                                  2,028,000

             CONSUMER NON-DURABLES -- 1.0%
   200,000   Electric Fuel Corp.                                     296,000
    82,500   Phillips-Van Heusen Corp.                               816,750
                                                                ------------
                                                                   1,112,750

             DISTRIBUTION -- 2.5%
    60,000   D & K Healthcare
               Resources, Inc.                                     2,874,000

             ELECTRIC/ALTERNATIVE ENERGY -- 2.3%
    30,000   Dominion Resources, Inc.                              1,780,500
    60,000   FuelCell Energy, Inc.                                   888,600
                                                                ------------
                                                                   2,669,100

             ELECTRONICS/EQUIPMENT MANUFACTURING -- 4.4%
   150,000   Aeroflex Inc.                                         1,650,000
   200,000   MagneTek, Inc.                                        1,836,000
   100,000   Teledyne Technologies Inc.                            1,595,000
                                                                ------------
                                                                   5,081,000

             FINANCIAL SERVICES -- 3.4%
     7,300   Commerce Bancorp, Inc.                                  496,400
    50,000   Doral Financial Corp.                                 1,940,000
    90,000   Gladstone Capital Corp.(c)<F4>                        1,452,600
                                                                ------------
                                                                   3,889,000

             HEALTHCARE PRODUCTS -- 16.3%
   300,000   Antex Biologics Inc.                                    330,000
   175,000   Atrix Laboratories, Inc.                              4,112,465
    75,000   Genencor International Inc.                             739,500
   350,000   IGEN International, Inc.                              9,632,000
    50,000   Pharmaceutical Resources, Inc.                        1,787,500
   160,000   PharmaNetics, Inc.                                    1,120,000
    25,000   Taro Pharmaceutical Industries Ltd.                     879,000
                                                                ------------
                                                                  18,600,465

             HEALTHCARE SERVICES -- 2.9%
   125,000   Caremark Rx, Inc.                                     2,085,000
   200,000   Paradigm Genetics, Inc.                               1,250,000
                                                                ------------
                                                                   3,335,000

             LEISURE/ENTERTAINMENT -- 1.6%
   200,000   CTN Media Group, Inc.                                   160,000
    60,000   Harrah's Entertainment, Inc.                          1,620,600
                                                                ------------
                                                                   1,780,600

             MEDICAL PRODUCTS/SUPPLIES -- 5.7%
   107,500   Cantel Medical Corp.                                  2,377,900
   127,500   Kensey Nash Corp.                                     2,439,075
   100,000   Medical Action Industries Inc.                        1,690,000
                                                                ------------
                                                                   6,506,975

             MISCELLANEOUS MANUFACTURING -- 8.0%
   100,000   Acacia Research Corp.                                   919,000
   100,000   Axsys Technologies, Inc.                                888,000
    25,000   Engineered Support Systems, Inc.                      1,177,500
   128,000   Tredegar Corp.                                        2,176,000
    60,000   Tyco International Ltd.                               2,730,000
   150,000   Unifi, Inc.                                           1,230,000
                                                                ------------
                                                                   9,120,500

             OIL & GAS EXPLORATION/PRODUCTION -- 7.2%
    80,000   Devon Energy Corp.                                    2,752,000
   100,000   Newfield Exploration Co.                              2,920,000
    25,000   Penn Virginia Corp.                                     703,750
    50,000   Prima Energy Corp.                                    1,107,500
    20,000   Spinnaker Exploration Co.                               707,600
                                                                ------------
                                                                   8,190,850

             OILFIELD PRODUCTS/SERVICES -- 4.3%
    75,000   Grant Prideco, Inc.                                     456,750
   600,000   Grey Wolf, Inc.                                       1,080,000
    75,000   Patterson-UTI Energy, Inc.                              927,000
   110,000   Universal Compression
               Holdings, Inc.                                      2,475,000
                                                                ------------
                                                                   4,938,750

             RESTAURANTS -- 0.3%
   100,000   Smith & Wollensky Restaurant
               Group, Inc.                                           335,000

             RETAILING -- 6.6%
   125,000   Pep Boys-Manny, Moe & Jack                            1,381,250
   300,000   Rite Aid Corp.                                        2,316,000
   195,000   Whitehall Jewellers, Inc.                             1,813,500
    75,000   Zale Corp.                                            1,986,000
                                                                ------------
                                                                   7,496,750

             SEMICONDUCTORS/RELATED -- 3.4%
    75,000   Conexant Systems, Inc.                                  622,500
   100,000   Fairchild Semiconductor Corp.                         1,605,000
    60,000   Photronics, Inc.                                      1,107,000
    30,000   QLogic Corp.                                            570,000
                                                                ------------
                                                                   3,904,500

             SOFTWARE & RELATED SERVICES -- 5.0%
   347,500   Bitstream Inc.                                          913,925
    50,000   Citrix Systems, Inc.                                    990,000
   100,000   Critical Path, Inc.                                      58,000
   200,000   Level 8 Systems, Inc.                                   340,000
   300,000   SafeNet, Inc.                                         1,845,000
   200,000   WatchGuard Technologies, Inc.                         1,532,000
                                                                ------------
                                                                   5,678,925
                                                                ------------
                  Total common stocks                            106,267,961

PREFERRED STOCKS -- 0.7%
    50,000   EXCO Resources, Inc.,
             5.00%, Conv Pfd 5/23/03                                 825,000
                                                                ------------
                  Total long-term investments                    107,092,961

SHORT-TERM INVESTMENTS -- 4.5% (A)<F2>

             VARIABLE RATE DEMAND NOTE -- 4.5%
$5,117,264   Firstar Bank U.S.A., N.A.                             5,117,264
                                                                ------------
                  Total investments                              112,210,225

             Cash and receivables, less
               liabilities 1.7% (A)<F2>                            1,900,381
                                                                ------------
                  NET ASSETS                                    $114,110,606
                                                                ------------
                                                                ------------
             Net Asset Value Per Share
               (No par value, unlimited
               shares authorized), offering
               and redemption price
               ($114,110,606 / 7,482,162)
               shares outstanding)                                    $15.25
                                                                      ------
                                                                      ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price. Securities which are traded over-the- counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.
(c)<F4> A closed-end, non-diversified management investment company.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            P. COLEMAN TOWNSEND, JR.
                                   Chairman,
                                Townsends, Inc.
                              Wilmington, Delaware

                               FIRSTAR BANK, N.A.
                                   Custodian

                              FIRSTAR MUTUAL FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.